[GRAPHIC]

SEMI ANNUAL
REPORT

February 29, 2000
TEMPLETON WORLD FUND


[FRANKLIN TEMPLETON LOGO]


[FRANKLIN TEMPLETON CELEBRATING FIFTY YEARS GRAPHIC]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.



[PHOTO OF JEFFREY A. EVERETT]

JEFFREY A. EVERETT, CFA
Portfolio Manager
Templeton World Fund


WE'RE ON THE WEB --
Now you can access online information about your fund, including this shareholder report. Find our Web site at WWW.FRANKLINTEMPLETON.COM, your online resource for fund literature, prices and performance, investor information and around-the-clock account services.

SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Templeton World Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you this semiannual report of Templeton World Fund, which covers the six months ended February 29, 2000. During this period, many global economies and equity markets registered strong gains. However, most investors focused their attention upon the U.S., where employment, Gross Domestic Product, and the technology-laden Nasdaq(R) Composite Index reached new highs despite rising interest rates. Within this environment, Templeton World Fund - Class A posted a 5.41% six-month cumulative total return as shown in the Performance Summary on page 6. The Fund's benchmark, the Morgan Stanley Capital International(R) (MSCI) World Index, provided a 9.53% cumulative total return for the same period.(1)


1. Source: Standard & Poor's(R) Micropal, Inc. The unmanaged MSCI World Index tracks the performance of approximately 1,450 securities in 22 countries and is designed to measure world stock performance. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

All portfolio holdings mentioned in the report are listed by their complete legal titles in the Fund's Statement of Investments (SOI), a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 12.


CONTENTS

Shareholder Letter ....................................................        1

Performance Summary ...................................................        6

Financial Highlights & Statement of Investments .......................        9

Financial Statements ..................................................       20

Notes to Financial Statements .........................................       23



[PYRAMID GRAPHIC]

PORTFOLIO BREAKDOWN*
Based on Total Net Assets
2/29/00

North American Stocks .....................................                27.8%

European Stocks ...........................................                26.4%

Asian Stocks ..............................................                16.2%

Latin American Stocks .....................................                 8.9%

Australian & New Zealand Stocks ...........................                 5.1%

Middle Eastern & African Stocks ...........................                 1.0%

Fixed-Income Securities ...................................                 3.3%

*Short-term investments and other net assets represented 11.3% of total net assets



The Fund's underperformance relative to the MSCI was due largely to the fact that many indices were driven higher by investors' pursuit of a few very expensive stocks. However, Templeton World Fund includes many stocks of what we believe are very attractive companies whose share prices do not reflect their future potential -- or as we define them -- bargain stocks. Adhering to our time-tested philosophy of purchasing and holding undervalued securities meant the Fund underperformed its benchmark index. Nonetheless, we believe that our holdings' growth and profit potential should eventually be recognized by investors as they become aware of the opportunities outside of the relatively few current market favorites.

The Fund's 8.8% weighting in the financial services sector impacted its performance in diverse ways. Some financial service stock prices, such as Morgan Stanley Dean Witter & Co., rose on the heels of stronger than expected earnings results, while others, primarily real estate investment trusts (REITs), declined as investors shied away from the group, despite its generally defensive nature and high dividend-paying capability. During the six months under review, renewed global economic growth revived the specter of inflation, leading to fears that many governments would adopt higher interest rates.

Historically, interest-rate increases have registered the greatest negative reactions among banking and insurance stocks, and this reporting period was no exception. Nevertheless, we continued to find, what we consider to be, opportunities among interest-sensitive companies, relative to more expensive stocks in the market. The financial services industry is undergoing revolutionary global changes with what we believe are significant opportunities for its best companies. In our opinion,



2

the Fund's holdings may benefit accordingly with this global restructuring and we believe the higher interest rates experienced during this period have already been factored into the sector's stock prices.

The Fund's performance was aided by our positions in "new economy" global communications stocks. Embratel Participacoes SA, Brazil's primary long-distance provider, was our largest holding in that category. Its share price rose 124.6% during the reporting period. Several other Fund holdings, purchased some time ago when we believed they were underpriced, also benefited from the "new economy" label. Li & Fung Ltd., a Hong Kong-based manufacturer and logistics expert, and Japan's Sony Corp., in whose cutting edge technologies investors took a renewed interest, performed well during the period. As did Hong Kong-based Hutchison Whampoa Ltd., whose strategic stake in Mannesman SA garnered a $60 billion windfall when Vodaphone Airtouch PLC acquired that company. At the period's close, our combined holdings of Hutchison Whampoa and Cheung Kong Holdings Ltd., which owns 49% of Hutchison, represented the Fund's largest position. In our opinion, both of these companies are undervalued relative to their history, current business prospects and long-term potential.

Although a number of holdings performed very well, some did not do as well as expected. As always, we reviewed these disappointments to determine whether the stock's decline stemmed from deteriorated long-term prospects, or simply a short-term event or market "noise." In the latter category, the share price of Unumprovident Corp., a long-term disability insurer fell more than 50% during the reporting period despite



TOP 10 COUNTRIES REPRESENTED IN THE FUND*
Equity Investments
(85.4% of Total Net Assets)
2/29/00

                                                                      % OF TOTAL
COUNTRY                                                               NET ASSETS
--------------------------------------------------------------------------------
United States                                                              24.5%

Hong Kong**                                                                 8.4%

Netherlands                                                                 6.6%

Brazil                                                                      5.3%

Australia                                                                   5.1%

United Kingdom                                                              4.9%

Japan                                                                       4.1%

France                                                                      3.3%

Germany                                                                     3.2%

Canada                                                                      2.2%


*Does not include fixed-income securities and short-term investments and other net assets.
**Hong Kong reverted to the sovereignty of China on July 1, 1997.


                                                                               3

TOP 10 INDUSTRIES*
2/29/00

                                                                      % OF TOTAL
INDUSTRY                                                              NET ASSETS
--------------------------------------------------------------------------------
Telecommunications                                                         12.1%

Financial Services                                                          8.8%

Multi-Industry                                                              8.3%

Insurance                                                                   5.0%

Utilities Electrical & Gas                                                  4.6%

Merchandising                                                               4.3%

Banking                                                                     4.1%

Appliances &
Household Durables                                                          3.6%

Broadcasting & Publishing                                                   3.5%

Metals & Mining                                                             3.4%


*Does not include fixed-income securities and short-term investments and other net assets.


the fact that it was the leader in its business category. This was due primarily to problems involved with pricing and with Unum's merger with the Provident Cos., both of which we believe can be rectified. Some of our retailing holdings also delivered substandard returns. In our opinion, investors undervalued retailers such as Japan's Takeshimaya Co. Ltd., which traded at book value, U.K.'s Marks & Spencer PLC., which paid a 5.43% dividend yield, and Australia's Coles Myer Ltd., whose management supported a 5.99% dividend yield and 15% return on equity. We believe these securities possess unique traits, which in our opinion, makes them appealing investments.

Looking forward, we are optimistic about the outlook for global equities, and shall continue to scour the globe for stocks we believe are being improperly valued or analyzed by other investors. There are, of course, special risks associated with global investing related to market currency, economic, social, political and other factors. Emerging markets involve similar but heightened risks, in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. For example, Mexico's equity market has increased 4,121% in the last 15 years, but has suffered eight declines of more than 15% during that time.(2) While short-term volatility can be disconcerting,


2. Source: Mexico Bolsa Index. Based on quarterly percentage price change over 15 years ended December 31, 1999. Market returns are measured in U.S. dollars and do not include reinvested dividends.


4

declines in excess of 50% are not unusual in such markets. These risks and other considerations are discussed in the Fund's prospectus.

We thank you for your continued investment in Templeton World Fund and welcome your comments or suggestions.

Sincerely,


/s/ Jeffrey A. Everett
Jeffrey A. Everett, CFA
Portfolio Manager
Templeton World Fund


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of February 29, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------


TOP 10 EQUITY HOLDINGS
2/29/00

COMPANY,                                                              % OF TOTAL
INDUSTRY, COUNTRY                                                     NET ASSETS
--------------------------------------------------------------------------------
Cheung Kong Holdings Ltd.                                                   4.2%
Multi-Industry, Hong Kong*

Morgan Stanley                                                              2.8%
Dean Witter & Co.
Financial Services, U.S.

Hutchison Whampoa Ltd.                                                      2.3%
Multi-Industry, Hong Kong

News Corp. Ltd., pfd.                                                       2.2%
Broadcasting & Publishing,
Australia

Hewlett-Packard Co.                                                         1.8%
Electronic Components
& Instruments, U.S.

Nomura Securities Co. Ltd.                                                  1.8%
Financial Services, Japan

Embratel Participacoes SA,                                                  1.6%
ADR, pfd.
Telecommunications, Brazil

Nortel Networks Corp.                                                       1.6%
Telecommunications, Canada

Alcatel SA                                                                  1.6%
Telecommunications, France

Broken Hill Proprietary Co. Ltd.                                            1.5%
Multi-Industry, Australia


                                                                               5

--------------------------------------------------------------------------------
CLASS A:

Subject to the current, maximum 5.75% initial sales charge. Prior to July 1, 1992, Fund shares were offered at a higher initial sales charge; thus actual total returns may be slightly lower. Effective January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C:

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------

SIX-MONTH PERFORMANCE SUMMARY
AS OF 2/29/00

Six-month total return does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
Six-Month Total Return             5.41%
Net Asset Value (NAV)              $17.51 (2/29/00)           $18.14 (8/31/99)
Change in NAV                      - $0.63
Distributions (9/1/99 - 2/29/00)   Dividend Income            $0.3810
                                   Long-Term Capital Gain     $1.0871
                                   ----------------------------------
                                   Total                      $1.4681

CLASS B
Six-Month Total Return             5.02%
Net Asset Value (NAV)              $17.38 (2/29/00)           $18.05 (8/31/99)
Change in NAV                      - $0.67
Distributions (9/1/99 - 2/29/00)   Dividend Income            $0.3502
                                   Long-Term Capital Gain     $1.0871
                                   ----------------------------------
                                   Total                      $1.4373

CLASS C
Six-Month Total Return             5.00%
Net Asset Value (NAV)              $17.16 (2/29/00)           $17.71 (8/31/99)
Change in NAV                      - $0.55
Distributions (9/1/99-2/29/00)     Dividend Income            $0.2215
                                   Long-Term Capital Gain     $1.0871
                                   ----------------------------------
                                   Total                      $1.3086


6             Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF QUARTER ENDED 3/31/00

                                                                       INCEPTION
CLASS A                           1-YEAR    5-YEAR       10-YEAR       (1/17/78)
--------------------------------------------------------------------------------
Cumulative Total Return(1)        21.96%    126.29%      281.41%       2,710.61%
Average Annual Total Return(2)    14.93%     16.36%       13.65%          15.91%
Value of $10,000 Investment(3)   $11,493    $21,329      $35,954        $264,902

                                                                       INCEPTION
CLASS B                                                  1-YEAR         (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                               20.91%           25.23%
Average Annual Total Return(2)                           16.91%           16.70%
Value of $10,000 Investment(3)                          $11,691          $12,123

                                                                       INCEPTION
CLASS C                                      1-YEAR      3-YEAR         (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                   20.96%      50.36%         109.29%
Average Annual Total Return(2)               18.78%      14.18%          15.95%
Value of $10,000 Investment(3)              $11,878     $14,887         $20,713

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

Past performance does not guarantee future results.


                                                                               7

TEMPLETON WORLD FUND

CLASS A

If you had invested $10,000 in Templeton World Fund - Class A at inception, it would be worth more than $251,000 today. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on January 17, 1978 (inception), with income dividends and capital gains reinvested as shown through February 29, 2000.*


                      [CUMULATIVE TOTAL RETURN LINE GRAPH]

This logarithmic mountain chart shows the value of a $10,000 investment in Templeton World Fund, from inception on January 17, 1978, through February 29, 2000.*



PERIOD END    TOTAL VALUE    PRINCIPAL   PRINCIPAL   INFLATION   PRINCIPAL  INCOME   CAP       CPI
                             + CAP      + DIVIDENDS                                  GAINS
                             GAINS
1/17/1978         9,425       9,425       9,425      10,000     9,425          0         0
12/31/1978       11,452      11,405      11,395      10,865    11,348         47        57   8.65%
12/31/1979       14,675      14,388      14,406      12,309    14,119        287       269  13.29%
12/31/1980       17,734      16,973      17,349      13,850    16,588        761       385  12.52%
12/31/1981       18,837      17,405      17,785      15,085    16,353      1,432     1,052   8.92%
12/31/1982       22,487      20,021      21,080      15,663    18,614      2,466     1,407   3.83%
12/31/1983       30,130      26,233      27,121      16,257    23,224      3,897     3,009   3.79%
12/31/1984       31,561      27,017      26,241      16,899    21,697      4,544     5,320   3.95%
12/31/1985       41,519      34,640      33,383      17,541    26,504      6,879     8,136   3.80%
12/31/1986       48,726      40,184      36,327      17,734    27,785      8,542    12,399   1.10%
12/31/1987       50,394      41,022      33,237      18,520    23,865      9,372    17,157   4.43%
12/31/1988       60,317      48,297      38,712      19,338    26,692     12,020    21,605   4.42%
12/31/1989       73,950      57,755      46,883      20,238    30,688     16,195    27,067   4.65%
12/31/1990       62,190      47,435      38,148      21,474    23,393     14,755    24,042   6.11%
12/31/1991       80,706      61,438      46,167      22,131    26,899     19,268    34,539   3.06%
12/31/1992       83,330      63,289      44,660      22,773    24,619     20,041    38,670   2.90%
12/31/1993      111,333      85,391      55,556      23,399    29,614     25,942    55,777   2.75%
12/31/1994      112,307      86,977      52,040      24,024    26,710     25,330    60,267   2.67%
12/31/1995      136,510     106,848      57,767      24,634    28,105     29,662    78,743   2.54%
12/31/1996      165,794     128,697      68,294      25,452    31,197     37,097    97,500   3.32%
12/31/1997      197,679     155,737      73,648      25,885    31,706     41,942   124,031   1.70%
12/31/1998      209,566     165,233      74,362      26,302    30,029     44,333   135,204   1.61%
12/31/1999      268,493     210,618      93,106      27,006    35,231     57,875   175,387   2.68%
02/29/2000      251,542     197,321      87,228      27,231    33,007     54,221   164,314   0.83%



*Cumulative total return represents the change in value of an investment over the indicated period. All figures have been restated to reflect the current, maximum 5.75% initial sales charge; thus actual total return for purchasers of shares during the periods shown may differ. Prior to July 1, 1992, these shares were offered at a higher initial sales charge. On January 1, 1993, the Fund's Class A shares implemented a plan of distribution under Rule 12b-1, which will affect subsequent performance.

Except as noted, all figures assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The historical data shown above pertain only to Class A shares of the Fund. The Fund offers other share classes, subject to different fees and expenses, which will affect their performance. Please see the prospectus for more details.


8             Past performance does not guarantee future results.



SEMIANNUAL REPORT

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
www.franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton World Fund prospectus, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.


102 S00 04/00                           [RECYCLE LOGO] Printed on recycled paper


TEMPLETON WORLD FUND
Financial Highlights

                                                                                CLASS A
                                           ----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                           FEBRUARY 29, 2000   --------------------------------------------------------------
                                             (UNAUDITED)+        1999+         1998         1997         1996         1995
                                           ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
 period)
Net asset value, beginning of period.....         $18.14           $15.45       $19.66       $16.21       $16.76       $17.06
                                           ----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income...................            .09              .33          .42          .45          .41          .33
 Net realized and unrealized gains
  (losses)...............................            .75             4.10        (1.59)        4.47         1.29         1.11
                                           ----------------------------------------------------------------------------------
Total from investment operations.........            .84             4.43        (1.17)        4.92         1.70         1.44
                                           ----------------------------------------------------------------------------------
Less distributions from:
 Net investment income...................           (.38)            (.36)        (.44)        (.43)        (.37)        (.28)
 Net realized gains......................          (1.09)           (1.38)       (2.60)       (1.04)       (1.88)       (1.46)
                                           ----------------------------------------------------------------------------------
Total distributions......................          (1.47)           (1.74)       (3.04)       (1.47)       (2.25)       (1.74)
                                           ----------------------------------------------------------------------------------
Net asset value, end of period...........         $17.51           $18.14       $15.45       $19.66       $16.21       $16.76
                                           ==================================================================================
Total Return*............................          5.41%           31.42%      (7.80)%       32.70%       11.73%        9.87%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)........     $9,317,251       $9,115,995   $7,852,041   $8,649,994   $6,483,146   $5,868,967
Ratios to average net assets:
 Expenses................................          1.06%**          1.04%        1.04%        1.03%        1.03%        1.05%
 Net investment income...................          1.03%**          1.99%        2.34%        2.58%        2.66%        2.18%
Portfolio turnover rate..................         21.18%           35.81%       43.36%       39.16%       22.05%       34.05%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+Based on average weighted shares outstanding.
                                                                               9


TEMPLETON WORLD FUND
Financial Highlights (continued)

                                                                               CLASS B
                                                                -------------------------------------
                                                                SIX MONTHS ENDED
                                                                FEBRUARY 29, 2000      PERIOD ENDED
                                                                   (UNAUDITED)       AUGUST 31, 1999+
                                                                   ----------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................          $18.05              $15.93
                                                                -------------------------------------
Income from investment operations:
 Net investment income......................................             .02                 .15
 Net realized and unrealized gains..........................             .75                1.97
                                                                -------------------------------------
Total from investment operations............................             .77                2.12
                                                                -------------------------------------
Less distributions from:
 Net investment income......................................            (.35)                 --
 Net realized gains.........................................           (1.09)                 --
                                                                -------------------------------------
Total distributions.........................................           (1.44)                 --
                                                                -------------------------------------
Net asset value, end of period..............................          $17.38              $18.05
                                                                =====================================
Total Return*...............................................           5.02%              13.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................         $17,954              $9,261
Ratios to average net assets:
 Expenses...................................................           1.81%**             1.85%**
 Net investment income......................................            .22%**             1.27%**
Portfolio turnover rate.....................................          21.18%              35.81%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding.
 10


TEMPLETON WORLD FUND
Financial Highlights (continued)

                                                                                  CLASS C
                                                 --------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                 FEBRUARY 29, 2000    -----------------------------------------------------
                                                   (UNAUDITED)++       1999++       1998        1997       1996      1995+
                                                 --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
 period)
Net asset value, beginning of period.........          $17.71           $15.16      $19.39      $16.04     $16.71    $15.36
                                                 --------------------------------------------------------------------------
Income from investment operations:
 Net investment income.......................             .02              .20         .33         .34        .45       .03
 Net realized and unrealized gains
  (losses)...................................             .74             4.02       (1.61)       4.39       1.11      1.32
                                                 --------------------------------------------------------------------------
Total from investment operations.............             .76             4.22       (1.28)       4.73       1.56      1.35
                                                 --------------------------------------------------------------------------
Less distributions from:
 Net investment income.......................            (.22)            (.29)       (.35)       (.34)      (.35)       --
 Net realized gains..........................           (1.09)           (1.38)      (2.60)      (1.04)     (1.88)       --
                                                 --------------------------------------------------------------------------
Total distributions..........................           (1.31)           (1.67)      (2.95)      (1.38)     (2.23)       --
                                                 --------------------------------------------------------------------------
Net asset value, end of period...............          $17.16           $17.71      $15.16      $19.39     $16.04    $16.71
                                                 ==========================================================================
Total Return*................................           5.00%           30.39%     (8.51)%      31.61%     10.88%     8.79%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)............        $432,659         $417,439    $325,319    $207,679    $58,619    $7,623
Ratios to average net assets:
 Expenses....................................           1.81%**          1.81%       1.80%       1.83%      1.84%     1.82%**
 Net investment income.......................            .28%**          1.22%       1.66%       1.92%      2.14%     1.37%**
Portfolio turnover rate......................          21.18%           35.81%      43.36%      39.16%     22.05%    34.05%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to August 31, 1995.
++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.
                                                                              11


TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 78.1%
AEROSPACE & MILITARY TECHNOLOGY .6%
BAE Systems PLC.............................................    United Kingdom         3,098,668     $   15,298,894
Hong Kong Aircraft Engineering Co. Ltd. ....................      Hong Kong              125,000            171,050
Raytheon Co., A.............................................    United States            992,015         19,654,297
Rolls-Royce PLC.............................................    United Kingdom         8,104,716         26,356,800
                                                                                                     --------------
                                                                                                         61,481,041
                                                                                                     --------------
APPLIANCES & HOUSEHOLD DURABLES 1.2%
Guangdong Kelon Electrical Holdings. Ltd., H................        China                618,700            302,084
Laox Co. Ltd. ..............................................        Japan                 60,000            297,665
Sony Corp. .................................................        Japan                393,700        116,473,988
                                                                                                     --------------
                                                                                                        117,073,737
                                                                                                     --------------
AUTOMOBILES 1.7%
Autoliv Inc., SDR...........................................        Sweden                17,000            453,747
Fiat SpA, di Risp...........................................        Italy                 10,571            152,659
Ford Motor Co. .............................................    United States          1,569,400         65,326,275
General Motors Corp. .......................................    United States            187,300         14,246,506
Volkswagen AG...............................................       Germany               771,365         31,413,357
Volvo AB, B.................................................        Sweden             2,333,326         54,959,715
                                                                                                     --------------
                                                                                                        166,552,259
                                                                                                     --------------
BANKING 3.4%
*Banca Nazionale Del Lavoro SpA.............................        Italy              8,468,850         30,224,636
Banco Popular Espanol SA....................................        Spain                844,432         23,495,061
Credit Suisse Group.........................................     Switzerland             537,730         85,571,395
DBS Group Holdings Ltd. ....................................      Singapore            9,980,657        123,332,363
HSBC Holdings PLC...........................................      Hong Kong            4,559,713         52,288,943
Kookmin Bank, GDR, 144A.....................................     South Korea               6,939             78,411
National Australia Bank Ltd. ...............................      Australia               47,164            619,866
*Nordic Baltic Holding AB, cvt. ............................       Finland               125,562            670,912
Unibanco Uniao de Bancos Brasileiros SA, GDR................        Brazil               475,400         13,846,025
                                                                                                     --------------
                                                                                                        330,127,612
                                                                                                     --------------
BROADCASTING & PUBLISHING 1.3%
*Scholastic Corp. ..........................................    United States            337,900         17,507,444
South China Morning Post Ltd. ..............................      Hong Kong            5,391,700          5,368,977
Television Broadcasts Ltd. .................................      Hong Kong            2,697,000         22,178,136
Wolters Kluwer NV...........................................     Netherlands           2,242,740         79,912,012
                                                                                                     --------------
                                                                                                        124,966,569
                                                                                                     --------------
BUILDING MATERIALS & COMPONENTS 1.6%
Anglian Group PLC...........................................    United Kingdom           148,240            351,030
Caradon PLC.................................................    United Kingdom        10,617,611         22,209,069
*Cementos Diamante SA, ADR, 144A............................       Colombia               22,430             22,430
*Cemex SA, ADR..............................................        Mexico             2,909,619         62,193,106
CSR Ltd. ...................................................      Australia           14,260,546         31,091,243

 12

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
BUILDING MATERIALS & COMPONENTS (CONT.)
Danske Traelast AS..........................................       Denmark                 4,300     $      376,288
Gujarat Ambuja Cements Ltd. ................................        India              3,911,172         25,169,433
Gujarat Ambuja Cements Ltd., GDR, Reg S.....................        India              1,152,000          7,574,400
Gujarat Ambuja Cements Ltd., GDR, 144A......................        India              1,294,000          8,508,050
Nichiha Corp. ..............................................        Japan                 30,100            217,554
Pioneer International Ltd. .................................      Australia              322,014            858,298
Svedala Industri, A.........................................        Sweden                28,500            416,106
                                                                                                     --------------
                                                                                                        158,987,007
                                                                                                     --------------
BUSINESS & PUBLIC SERVICES 1.3%
Columbia HCA Healthcare Corp. ..............................    United States          6,490,200        125,341,988
Koninklijke Ahrend NV.......................................     Netherlands              10,000            122,751
                                                                                                     --------------
                                                                                                        125,464,739
                                                                                                     --------------
CHEMICALS 3.3%
Akzo Nobel NV...............................................     Netherlands           1,999,444         77,017,931
BASF AG.....................................................       Germany             1,647,210         73,187,131
*Celanese AG................................................       Germany                61,795          1,225,560
Cookson Group PLC...........................................    United Kingdom        13,226,917         44,789,229
DSM NV, Br. ................................................     Netherlands           1,501,080         49,236,823
Imperial Chemical Industries PLC............................    United Kingdom         5,119,600         39,440,600
Kemira OY...................................................       Finland             5,423,800         33,941,503
                                                                                                     --------------
                                                                                                        318,838,777
                                                                                                     --------------
DATA PROCESSING & REPRODUCTION 3.4%
*3Com Corp. ................................................    United States          1,003,900         98,382,200
Compaq Computer Corp. ......................................    United States          1,969,400         48,988,825
International Business Machines Corp. ......................    United States          1,238,300        126,306,600
*Intuit Inc. ...............................................    United States            838,300         44,010,750
*Newbridge Networks Corp. ..................................        Canada               286,400          9,988,200
                                                                                                     --------------
                                                                                                        327,676,575
                                                                                                     --------------
ELECTRICAL & ELECTRONICS 2.5%
*ABB Ltd. ..................................................     Switzerland             220,292         23,436,724
*ABB Ltd. (SEK).............................................     Switzerland             918,924         97,479,106
Koninklijke Philips Electronics NV..........................     Netherlands             577,723        106,930,120
Marconi PLC.................................................    United Kingdom         1,020,700         12,713,431
*Solectron Corp. ...........................................    United States             61,200          4,008,600
                                                                                                     --------------
                                                                                                        244,567,981
                                                                                                     --------------
ELECTRONIC COMPONENTS & INSTRUMENTS 3.2%
*Agilent Technologies Inc. .................................    United States          1,245,100        129,101,306
Hewlett-Packard Co. ........................................    United States          1,341,000        180,364,500
Twentsche Kabel Holdings NV.................................     Netherlands              13,500            558,877
                                                                                                     --------------
                                                                                                        310,024,683
                                                                                                     --------------

                                                                              13

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ENERGY SOURCES 2.7%
Burlington Resources Inc. ..................................    United States          1,603,900     $   44,307,738
Occidental Petroleum Corp. .................................    United States          2,927,800         47,027,788
Royal Dutch Petroleum Co., Br. .............................     Netherlands           1,518,000         79,342,460
Shell Transport & Trading Co. PLC...........................    United Kingdom         6,041,795         41,633,018
Valero Energy Corp. ........................................    United States          1,899,550         48,438,525
                                                                                                     --------------
                                                                                                        260,749,529
                                                                                                     --------------
FINANCIAL SERVICES 8.8%
AXA SA......................................................        France               406,063         51,017,360
Golden West Financial Corp. ................................    United States            950,100         27,077,850
Housing Development Finance Corp. Ltd. .....................        India                 68,000            611,374
ING Groep NV................................................     Netherlands           1,497,371         75,712,604
Lend Lease Corp. Ltd. ......................................      Australia            3,840,175         50,470,588
Merrill Lynch & Co. Inc. ...................................    United States          1,221,700        125,224,250
Morgan Stanley Dean Witter & Co. ...........................    United States          3,880,744        273,349,906
Nomura Securities Co. Ltd. .................................        Japan              6,170,000        174,111,329
*PC Holdings SA, ADR........................................      Argentina            2,797,015         58,387,688
*Royal Bank of Scotland Group PLC...........................    United Kingdom         1,933,447         25,547,325
                                                                                                     --------------
                                                                                                        861,510,274
                                                                                                     --------------
FOOD & HOUSEHOLD PRODUCTS
McBride PLC.................................................    United Kingdom           949,400          1,199,021
Showa Sangyo Co. ...........................................        Japan                255,000            389,969
                                                                                                     --------------
                                                                                                          1,588,990
                                                                                                     --------------
FOREST PRODUCTS & PAPER 1.3%
Stora Enso OYJ, R (EUR/FIM Traded)..........................       Finland             2,638,100         26,668,255
*Stora Enso OYJ, R (EUR Traded).............................       Finland             2,757,696         29,735,720
UPM-Kymmene Corp. ..........................................       Finland             2,802,290         77,699,749
                                                                                                     --------------
                                                                                                        134,103,724
                                                                                                     --------------
HEALTH & PERSONAL CARE 2.3%
Abbott Laboratories.........................................    United States            750,000         24,562,500
Aetna Inc. .................................................    United States          1,264,900         52,019,013
*Aventis SA.................................................        France               463,586         23,967,279
*CellTech Group PLC.........................................    United Kingdom            26,860            566,500
China Pharmaceutical Enterprise & Inv. Corp. Ltd. ..........        China                578,000             62,384
*China Pharmaceutical Enterprise & Inv. Corp. Ltd, wts.,
  10/20/01..................................................        China                 57,800              1,225
Mylan Laboratories Inc. ....................................    United States            750,000         17,250,000
Ono Pharmaceutical Co Ltd. .................................        Japan                265,500          7,492,149
Pharmacia & Upjohn Inc. ....................................    United States          2,152,830        102,528,529
                                                                                                     --------------
                                                                                                        228,449,579
                                                                                                     --------------
INDUSTRIAL COMPONENTS
Sylea SA....................................................        France                 4,000            133,245
                                                                                                     --------------

 14

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
INSURANCE 5.0%
Ace Ltd.....................................................       Bermuda             4,507,500     $   80,571,563
Allstate Corp...............................................    United States          4,072,400         79,411,800
American International Group Inc. ..........................    United States            937,587         82,917,850
*Assicurazioni Generali SpA.................................        Italy              1,875,567         51,480,635
*Muenchener Rueckversicherungs-Gesellschaft, wts.,
  6/03/02...................................................       Germany                 1,040             71,090
Partnerre Ltd. .............................................       Bermuda                53,500          1,658,500
SCOR SA.....................................................        France             1,242,833         49,776,019
Torchmark Corp. ............................................    United States              4,418             87,532
Unumprovident Corp. ........................................    United States          3,312,900         44,310,038
+W. R. Berkley Corp. .......................................    United States          1,863,100         29,926,044
XL Capital Ltd., A..........................................       Bermuda               722,875         29,231,243
Zurich Allied PLC...........................................    United Kingdom         4,015,000         34,226,853
                                                                                                     --------------
                                                                                                        483,669,167
                                                                                                     --------------
LEISURE & TOURISM .5%
*Amadeus Global Travel Distribution SA, 144A................        Spain              3,179,000         45,786,366
                                                                                                     --------------
MACHINERY & ENGINEERING .4%
Arcadis NV..................................................     Netherlands              78,000            563,209
First Tractor Company Ltd., H...............................        China              3,308,000            335,781
Invensys PLC................................................    United Kingdom         7,388,994         33,944,230
Makita Corp. ...............................................        Japan                148,000          1,219,244
Mckechnie Group PLC.........................................    United Kingdom           394,000          1,542,537
METSO OYJ...................................................       Finland                26,500            346,976
SNC-Lavalin Group Inc., A...................................        Canada                31,800            266,278
VA Technologie AG, Br. .....................................       Austria                 1,600             94,581
                                                                                                     --------------
                                                                                                         38,312,836
                                                                                                     --------------
MERCHANDISING 4.3%
Best Denki Co. Ltd. ........................................        Japan                 26,000            182,477
Coles Myer Ltd. ............................................      Australia           13,931,778         58,353,176
Dairy Farm International Holdings Ltd. .....................      Hong Kong           16,916,768          9,557,974
David Jones Ltd. ...........................................      Australia            3,487,440          2,698,677
Gucci Group NV..............................................     Netherlands           1,210,800        105,869,325
J.Sainsbury PLC.............................................    United Kingdom         7,489,700         30,327,698
*Kroger Co. ................................................    United States          3,463,200         51,515,100
Li & Fung Ltd. .............................................      Hong Kong           11,376,000         44,289,048
Marks & Spencer PLC.........................................    United Kingdom        17,923,580         64,866,694
Safeway PLC.................................................    United Kingdom         4,426,689         10,726,920
Sears, Roebuck & Co. .......................................    United States            831,700         22,923,731
Takashimaya Co. Ltd. .......................................        Japan              2,182,000         14,698,284
                                                                                                     --------------
                                                                                                        416,009,104
                                                                                                     --------------
METALS & MINING 2.5%
Alcan Aluminum Ltd. ........................................        Canada             1,123,391         36,891,510
Anglo American Platinum Corp. Ltd. .........................     South Africa          3,599,172        102,108,998

                                                                              15

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
METALS & MINING (CONT.)
Barrick Gold Corp...........................................        Canada               627,700     $   10,230,948
Companhia Siderurgica Nacional CSN, ADR.....................        Brazil               691,280         21,213,655
Goldfields Ltd. ............................................      Australia              572,995            429,323
*Pohang Iron & Steel Co. Ltd. ..............................     South Korea             700,685         74,711,860
Union Miniere...............................................       Belgium                 4,927            161,278
                                                                                                     --------------
                                                                                                        245,747,572
                                                                                                     --------------
MULTI-INDUSTRY 8.3%
*Alfa SA de CV, A...........................................        Mexico                83,200            293,083
Broken Hill Proprietary Co. Ltd. ...........................      Australia           14,415,444        142,466,130
Cheung Kong Holdings Ltd. ..................................      Hong Kong           31,083,200        413,361,669
Elementis PLC...............................................    United Kingdom        10,882,318         12,369,199
First Pacific Co. Ltd. .....................................      Hong Kong           30,535,244         16,380,306
Hutchison Whampoa Ltd. .....................................      Hong Kong           14,102,100        221,058,771
*Sanitec OYJ................................................       Finland                 1,917             25,285
                                                                                                     --------------
                                                                                                        805,954,443
                                                                                                     --------------
REAL ESTATE 3.0%
Crescent Real Estate Equities Co. ..........................    United States          2,715,846         46,339,122
General Growth Properties Inc. .............................    United States            907,800         26,269,463
Highwoods Properties Inc. ..................................    United States          1,231,900         25,792,906
*Hon Kwok Land Investment Co Ltd, wts., 10/28/00............      Hong Kong            2,096,948             43,109
Inversiones y Representacion SA.............................      Argentina           10,258,613         33,448,096
Inversiones y Representacion SA, GDR........................      Argentina              759,412         24,775,817
National Health Investors Inc. .............................    United States          1,091,800         14,534,588
Nationwide Health Properties Inc. ..........................    United States            400,000          4,575,000
New World Development Co. Ltd. .............................      Hong Kong           25,201,102         36,266,169
Rouse Co. ..................................................    United States          2,322,100         50,795,938
Union du Credit Bail Immobilier.............................        France               300,936         37,983,142
                                                                                                     --------------
                                                                                                        300,823,350
                                                                                                     --------------
RECREATION & OTHER CONSUMER GOODS 1.2%
Eastman Kodak Co. ..........................................    United States          1,306,400         74,873,050
Mattel Inc. ................................................    United States          4,950,100         47,644,713
                                                                                                     --------------
                                                                                                        122,517,763
                                                                                                     --------------
TELECOMMUNICATIONS 8.0%
Alcatel SA..................................................        France               671,255        157,168,372
AT&T Corp. .................................................    United States            901,100         44,548,131
Embratel Participacoes SA...................................        Brazil            20,000,000            293,868
*Latitude Communications Inc. ..............................    United States            792,900         16,750,014
*Mastec Inc. ...............................................    United States             23,000          1,325,375
*Millicom International Cellular SA.........................      Luxembourg             388,650         27,594,150
Nippon Telegraph & Telephone Corp. .........................        Japan                  6,630         91,735,469
Nortel Networks Corp. ......................................        Canada             1,421,034        158,445,291
*Tele Leste Celular Participacoes SA, rts., 3/16/00.........        Brazil            41,856,670                710

 16

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
TELECOMMUNICATIONS (CONT.)
Tele Sudeste Celular Participacoes SA.......................        Brazil            39,665,900     $      233,131
Telecom Argentina Stet-France Telecom SA, ADR...............      Argentina            1,810,900         75,491,894
Telecom Italia SpA, di Risp.................................        Italy             10,883,800         85,713,239
Telecomunicacoes Brasileiras SA.............................        Brazil           147,744,000         13,016,835
Telecomunicacoes de Sao Paulo SA............................        Brazil           253,764,465          5,177,112
Telefonica de Argentina SA, ADR.............................      Argentina               28,896          1,320,186
Telefonica del Peru SA, ADR.................................         Peru                 20,230            397,014
Telefonos de Mexico SA (Telmex), ADR........................        Mexico             1,503,342         98,844,737
Telesp Celular Participacoes SA.............................        Brazil           203,391,384          2,356,329
*Terra Networks SA..........................................        Spain                  1,000            129,971
                                                                                                     --------------
                                                                                                        780,541,828
                                                                                                     --------------
TEXTILES & APPAREL 1.3%
+Adidas-Salomon AG..........................................       Germany             2,324,460        123,195,104
                                                                                                     --------------
TRANSPORTATION 1.0%
British Airways PLC.........................................    United Kingdom            83,697            397,377
*Expedia Inc., A............................................    United States            500,000         10,000,000
Peninsular & Oriental Steam Navigation Co. .................    United Kingdom         6,592,086         74,043,243
Singapore Airlines Ltd., fgn. ..............................      Singapore               55,800            517,956
United Parcel Service Inc., B...............................    United States            258,500         14,120,563
                                                                                                     --------------
                                                                                                         99,079,139
                                                                                                     --------------
UTILITIES ELECTRICAL & GAS 4.0%
Entergy Corp. ..............................................    United States          4,247,300         86,007,825
Iberdrola SA, Br............................................        Spain              7,587,317         95,180,218
*Korea Electric Power Corp. ................................     South Korea           4,780,150        119,598,309
National Power PLC..........................................    United Kingdom            54,200            320,434
Thames Water Group PLC......................................    United Kingdom            45,364            491,273
Veba AG.....................................................       Germany             2,028,900         90,048,320
                                                                                                     --------------
                                                                                                        391,646,379
                                                                                                     --------------
TOTAL COMMON STOCKS (COST $6,183,235,002)...................                                          7,625,579,372
                                                                                                     --------------
PREFERRED STOCKS 7.3%
Banco Itau SA, pfd. ........................................        Brazil           883,400,000         70,142,809
Cia Vale do Rio Doce, A, pfd. ..............................        Brazil             1,583,500         42,059,621
Cia Vale do Rio Doce, A, ADR, pfd. .........................        Brazil             1,566,800         41,616,050
Embratel Participacoes SA, ADR, pfd. .......................        Brazil             6,682,650        160,383,600
Fiat SpA, pfd. .............................................        Italy              1,775,070         29,949,361
National Australia Bank Ltd., cvt, pfd. ....................      Australia              196,700          4,794,562
News Corp. Ltd., pfd. ......................................      Australia           17,076,677        213,706,233
Philippine Long Distance Telephone Co., GDR, cvt., pfd. ....     Philippines               6,440            276,115
Tele Celular Sul Participacoes SA, ADR, pfd. ...............        Brazil                62,365          3,024,703
Tele Centro Oeste Celular Participacoes SA, ADR, pfd. ......        Brazil               207,881          1,870,929
Tele Centro Sul Participacoes SA, ADR, pfd. ................        Brazil               124,730          8,996,151
Tele Leste Celular Participacoes SA, ADR, pfd. .............        Brazil                12,473            505,156

                                                                              17

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONT.)
Tele Sudeste Celular Participacoes SA, ADR, pfd. ...........        Brazil               124,730     $    7,140,792
Telecomunicacoes Brasileiras SA, ADR, pfd. .................        Brazil               139,000         20,467,750
Telecomunicacoes de Sao Paulo SA, ADR, pfd. ................        Brazil             2,594,650         88,704,597
Telecomunicacoes de Sao Paulo SA, pfd. .....................        Brazil               630,920             21,386
Telemig Celular Participacoes SA, ADR, pfd. ................        Brazil                31,182          2,295,775
Telesp Celular Participacoes SA, ADR, pfd. .................        Brazil               249,460         13,439,657
                                                                                                     --------------
TOTAL PREFERRED STOCKS (COST $447,645,124)..................                                            709,395,247
                                                                                                     --------------
                                                                                    PRINCIPAL
                                                                                     AMOUNT**
                                                                                  --------------
BONDS 3.3%
BAE Systems PLC:, 7.45%, 11/30/03...........................    United Kingdom           138,232GBP         219,312
National Grid Group PLC:
  cvt., Reg. S, 4.25%, 2/17/08..............................    United Kingdom        15,000,000GBP      29,836,609
  cvt., 144A, 4.25%, 2/17/08................................    United Kingdom        16,000,000GBP      31,825,716
Sony Corp., cvt., 1.40%, 3/31/05............................        Japan          4,628,000,000JPY     170,366,684
Telefonica Europe BV, 144A, 2.00%, 7/15/02..................     Netherlands          23,471,000         68,902,054
Telefonos de Mexico SA (Telemex), 4.25%, 6/15/04............        Mexico            20,000,000         29,650,000
                                                                                                     --------------
TOTAL BONDS (COST $180,370,796).............................                                            330,800,375
                                                                                                     --------------
SHORT TERM INVESTMENTS 7.1%
Fannie Mae, 5.51%, with maturities to 2/26/00...............    United States         43,140,000         42,766,299
Federal Farm Credit Bank, 5.60%, 3/01/00....................    United States         57,000,000         57,000,000
Federal Home Loan Bank, 5.50% to 5.69% with maturities to
  5/03/00...................................................    United States        151,770,000        151,376,163
Federal Home Loan Mortgage Corp., 5.640% to 6.382%, with
  maturities to 4/04/00.....................................    United States        415,116,000        413,791,341
Sallie Mae, 5.882%, 7/20/00.................................    United States         30,000,000         30,021,600
                                                                                                     --------------
TOTAL SHORT TERM INVESTMENTS (COST $694,906,096)............                                            694,955,403
                                                                                                     --------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST
  $7,506,157,018)...........................................                                          9,360,730,397
                                                                                                     --------------

 18

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, FEBRUARY 29, 2000 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**            VALUE
-------------------------------------------------------------------------------------------------------------------
(a)REPURCHASE AGREEMENTS 4.3%
Barclays Bank PLC, 5.77%, 3/01/00, (Maturity Value
  $128,020,516) Collateralized by U.S. Treasury Notes and
  Bonds.....................................................    United States     $  128,000,000     $  128,000,000
Deutsche Bank AG, 5.76%, 3/01/00 (Maturity Value
  $180,028,800) Collateralized by U.S. Treasury Notes and
  Bonds.....................................................    United States        180,000,000        180,000,000
Paribas Corp., 5.75%, 3/01/00 (Maturity Value $112,017,889)
  Collateralized by U.S. Treasury Notes and Bonds...........    United States        112,000,000        112,000,000
                                                                                                     --------------
TOTAL REPURCHASE AGREEMENTS (COST $420,000,000).............                                            420,000,000
                                                                                                     --------------
TOTAL INVESTMENTS (COST $7,926,157,018) 100.1%..............                                          9,780,730,397
OTHER ASSETS, LESS LIABILITIES (.1%)........................                                            (12,866,142)
                                                                                                     --------------
TOTAL NET ASSETS 100.0%.....................................                                         $9,767,864,255
                                                                                                     ==============

CURRENCY ABBREVIATIONS:

GBP -- British Pound
JPY -- Japanese Yen

*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
+The Investment Company Act of 1940 defines "affiliated persons" to include any persons, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. Investments in "affiliated persons" at February 29, 2000, were $153,121,148.
(a)At February 29, 2000, all repurchase agreements held by the Fund had been entered into on that date.
                       See Notes to Financial Statements.
                                                                              19


TEMPLETON WORLD FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2000 (UNAUDITED)

Assets:
 Investments in securities, at value (cost
  $7,506,157,018)...........................................    $9,360,730,397
 Repurchase agreement, at value and cost....................       420,000,000
 Cash.......................................................         1,013,854
 Receivables:
  Investment securities sold................................        17,018,212
  Capital shares sold.......................................        77,478,701
  Dividends and interest....................................        25,704,107
                                                                --------------
      Total assets..........................................     9,901,945,271
                                                                --------------
Liabilities:
 Payables:
  Investment securities purchased...........................        99,344,000
  Capital shares redeemed...................................        24,521,547
  To affiliates.............................................         8,453,280
 Accrued expenses...........................................         1,762,189
                                                                --------------
      Total liabilities.....................................       134,081,016
                                                                --------------
Net assets, at value........................................    $9,767,864,255
                                                                ==============
Net assets consist of:
 Undistributed net investment income........................    $   19,384,406
 Net unrealized appreciation................................     1,854,573,379
 Accumulated net realized gain..............................       445,697,690
 Capital shares.............................................     7,448,208,780
                                                                ==============
Net assets, at value........................................    $9,767,864,255
                                                                ==============
CLASS A:
 Net asset value per share ($9,317,251,511 / 532,233,383
   shares outstanding)......................................            $17.51
                                                                ==============
 Maximum offering price per share ($17.51 / 94.25%).........            $18.58
                                                                ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($17,953,977 / 1,033,318 shares outstanding)*.............            $17.38
                                                                ==============
CLASS C:
 Net asset value per share ($432,658,767 / 25,217,170 shares
  outstanding)*.............................................            $17.16
                                                                ==============
 Maximum offering price per share ($17.16 / 99.00%).........            $17.33
                                                                ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 20


TEMPLETON WORLD FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $3,169,986)
 Dividends..................................................    $ 64,536,186
 Interest...................................................      36,401,075
                                                                ------------
      Total investment income...............................                    $100,937,261
Expenses:
 Management fees (Note 4)...................................      29,560,785
 Administrative fees (Note 4)...............................       3,744,242
 Distribution fees (Note 4)
  Class A...................................................      11,553,357
  Class B...................................................          69,369
  Class C...................................................       2,132,525
 Transfer agent fees (Note 4)...............................       3,542,600
 Custodian fees.............................................       1,201,100
 Reports to shareholders....................................         610,000
 Registration and filing fees...............................         232,500
 Professional fees..........................................          94,700
 Directors' fees and expenses...............................          97,000
 Other......................................................          17,152
                                                                ------------
      Total expenses........................................                      52,855,330
                                                                                ------------
            Net investment income...........................                      48,081,931
                                                                                ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     458,611,991
  Foreign currency transactions.............................      (7,369,821)
                                                                ------------
      Net realized gain.....................................                     451,242,170
      Net unrealized appreciation...........................                      24,068,612
                                                                                ------------
Net realized and unrealized gain............................                     475,310,782
                                                                                ------------
Net increase in net assets resulting from operations........                    $523,392,713
                                                                                ============

                       See Notes to Financial Statements.
                                                                              21


TEMPLETON WORLD FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                FEBRUARY 29, 2000         YEAR ENDED
                                                                   (UNAUDITED)          AUGUST 31, 1999
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   48,081,931         $  178,721,339
  Net realized gain from investments and foreign currency
   transactions.............................................        451,242,170            562,718,597
  Net unrealized appreciation on investments................         24,068,612          1,697,687,609
                                                                ---------------------------------------
    Net increase in net assets resulting from operations....        523,392,713          2,439,127,545

 Distributions to shareholders from:
  Net investment income:
   Class A..................................................       (192,677,187)          (180,149,378)
   Class B..................................................           (231,669)                    --
   Class C..................................................         (5,276,097)            (6,049,599)
  Net realized gains:
   Class A..................................................       (545,585,766)          (693,063,687)
   Class B..................................................           (711,956)                    --
   Class C..................................................        (25,885,463)           (29,487,922)

 Capital share transactions (Note 3):
   Class A..................................................        437,505,485           (205,209,640)
   Class B..................................................          9,020,155              9,040,599
   Class C..................................................         25,619,350             31,127,157
                                                                ---------------------------------------
    Net increase in net assets..............................        225,169,565          1,365,335,075

Net assets:
 Beginning of period........................................      9,542,694,690          8,177,359,615
                                                                ---------------------------------------
 End of period..............................................     $9,767,864,255         $9,542,694,690
                                                                =======================================

Undistributed net investment income included in net assets:
 End of period..............................................     $   19,384,406         $  169,487,428
                                                                =======================================

                       See Notes to Financial Statements.
 22


TEMPLETON WORLD FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton World Fund (the Fund) is a separate, diversified series of Templeton Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

                                                                              23

TEMPLETON WORLD FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. MERGER WITH TEMPLETON GLOBAL INFRASTRUCTURE FUND AND TEMPLETON GROWTH AND INCOME FUND

On July 22, 1999, the Fund acquired all of the net assets of the Templeton Global Infrastructure Fund pursuant to a plan of reorganization approved by the Global Infrastructure Fund's shareholders. The merger was accomplished by a tax-free exchange of 926,808 Class A shares and 179,108 Class C shares (valued at $18.29 per share and $17.87 per share, respectively) for the net assets of the Global Infrastructure Fund which aggregated $20,151,975, including $1,330,042 of unrealized appreciation. The combined net assets of the Fund immediately after the merger were $9,638,473,098.

On July 29, 1999, the Fund acquired all of the net assets of the Templeton Growth and Income Fund pursuant to a plan of reorganization approved by the Growth and Income Fund's shareholders. The merger was accomplished by a tax-free exchange of 1,755,844 Class A shares and 792,151 Class C shares (valued at $18.16 per share and $17.74 per share, respectively) for the net assets of the Growth and Income Fund which aggregated $45,938,881, including $2,680,383 of unrealized appreciation. The combined net assets of the Fund immediately after the merger were $9,653,130,530.

3. CAPITAL STOCK

The Fund offers three classes of shares: Class A, Class B, and Class C shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a third class of shares, Class B, was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class, and the exchange privilege of each class.

 24

TEMPLETON WORLD FUND
Notes to Financial Statements (unaudited) (continued)

3. CAPITAL STOCK (CONT.)
At February 29, 2000, there were 3.7 billion shares of capital stock authorized ($1.00 par value) of which 1.2 billion shares have been classified as Fund shares as follows: 800 million Class A shares, 200 million Class B shares, and 200 million Class C shares. Transactions in the Fund's shares were as follows:

                                                           SIX MONTHS ENDED                           YEAR ENDED
                                                           FEBRUARY 29, 2000                        AUGUST 31, 1999
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS A SHARES:
Shares sold.......................................   209,064,107    $ 3,667,841,300          239,655,133    $ 4,032,873,847
Shares issued on reinvestment of distributions....    40,892,716        654,310,651           53,401,120        780,738,937
Shares issued on mergers..........................            --                 --            2,682,652         48,837,445
Shares redeemed...................................  (220,361,177)    (3,884,646,466)        (301,379,988)    (5,067,659,869)
                                                    -----------------------------------------------------------------------
Net increase (decrease)...........................    29,595,646    $   437,505,485           (5,641,083)   $  (205,209,640)
                                                    =======================================================================

                                                           SIX MONTHS ENDED                           YEAR ENDED
                                                           FEBRUARY 29, 2000                       AUGUST 31, 1999*
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS B SHARES:
Shares sold.......................................       494,910    $     8,673,709              523,243    $     9,223,801
Shares issued on reinvestment of distributions....        54,473            863,804                   --                 --
Shares redeemed...................................       (29,193)          (517,358)             (10,115)          (183,202)
                                                    -----------------------------------------------------------------------
Net increase......................................       520,190    $     9,020,155              513,128    $     9,040,599
                                                    =======================================================================

                                                           SIX MONTHS ENDED                           YEAR ENDED
                                                           FEBRUARY 29, 2000                        AUGUST 31, 1999
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS C SHARES:
Shares sold.......................................     7,360,799    $   126,660,025           13,729,928    $   220,404,100
Shares issued on reinvestment of distributions....     1,719,425         26,899,562            2,101,303         30,196,067
Shares issued on mergers..........................            --                 --              971,259         17,253,411
Shares redeemed...................................    (7,438,044)      (127,940,237)         (14,693,533)      (236,726,421)
                                                    -----------------------------------------------------------------------
Net increase......................................     1,642,180    $    25,619,350            2,108,957    $    31,127,157
                                                    =======================================================================

*Effective date of Class B shares was January 1, 1999.

4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

                                                                              25

TEMPLETON WORLD FUND
Notes to Financial Statements (unaudited) (continued)

4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.75%         First $200 million
0.675%        Over $200 million, up to and including $1.3 billion
0.60%         Over $1.3 billion

The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Under the Class A distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At February 29, 2000, there were unreimbursed costs of $108,150. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the period of $573,986 and $76,003, respectively.

5. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At February 29, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $7,931,009,540 was as follows:

Unrealized appreciation.....................................  $2,708,116,434
Unrealized depreciation.....................................    (858,395,577)
                                                              --------------
Net unrealized appreciation.................................  $1,849,720,857
                                                              ==============

 26

TEMPLETON WORLD FUND
Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (CONT.)
At August 31, 1999, the Fund had deferred currency losses occurring subsequent to October 31, 1998 of $4,500,000. For tax purposes, such losses will be reflected in the year ending August 31, 2000.

6. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 29, 2000 aggregated $2,360,330,182 and $1,777,083,852, respectively.

                                                                              27


                      This page intentionally left blank.



SEMIANNUAL REPORT

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
www.franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton World Fund prospectus, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.


102 S00 04/00                           [RECYCLE LOGO] Printed on recycled paper